Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Chinese mainland	28,449	24,970	2,618	374
Non-Chinese mainland	(3,251)	3,652	4,098	586

	25,198	28,622	6,716	960

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,812	3,407	2,530	362
Adjustments of deferred tax assets due to change in tax rates	111	(334)	229	32
Deferred income tax expense (benefit)	(274)	1,374	(1,500)	(214)

	3,649	4,447	1,259	180

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to
pre-tax
income is as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
	(In millions)
Expected taxation at PRC statutory tax rate	6,299	7,156
Effect of differing tax rates in different jurisdictions	410	(153)
Non-taxable income	(456)	(593)
Non-deductible expenses	1,928	814
Research and development super-deduction	(3,067)	(3,048)
Effect of PRC preferential tax rates and tax holiday	(1,833)	(1,760)
Effect of tax rate changes on deferred taxes	111	(334)
Reversal of prior year’s income taxes	(156)	(23)
PRC withholding tax	574	1,762
Change in valuation allowance	(161)	626

Taxation for the year	3,649	4,447

Effective tax rate	14.5%	15.5%

	For the year ended December 31,
	2025
	RMB	US$	Percent
	(In millions)
Income tax expense at PRC statutory rate	1,679	240	25.0%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	678	97	10.1%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(654)	(94)	(9.7%)
Non-taxable income	(1,655)	(237)	(24.6%)
Non-deductible expenses	361	52	5.4%
Others	25	4	0.4%
Other foreign jurisdictions	(12)	(2)	(0.2%)
Effect of changes in tax laws or rates enacted in the current year	—	—	0%
Effect of cross-border tax laws	—	—	0%
Change in valuation allowance	810	116	12.1%
Nontaxable or nondeductible items
Non-taxable income	(69)	(10)	(1.0%)
Non-deductible expenses	876	125	13.0%
Expected credit losses	228	33	3.4%
Share-based compensation expenses	351	50	5.2%
Others	297	42	4.4%
Changes in unrecognized tax benefits	(256)	(37)	(3.8%)
Other adjustments
Effect of tax holidays inside PRC	406	58	6.0%
Tax incentives relating to R&D expenditures	(2,727)	(390)	(40.6%)
Effect of tax rate change on deferred tax	229	33	3.4%
PRC withholding tax	1,503	215	22.4%
Others	65	10	0.8%
Income tax expense	1,259	180	18.7%

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	905	1,412	202
Accrued expenses, payroll and others, and impairment of long-lived assets	4,067	6,705	959
Fixed assets depreciation and intangible assets amortization	3,511	3,121	446
Operating lease liabilities	1,255	1,159	166
Net operating loss carry – forwards	4,483	5,436	777
Less: valuation allowance	(10,498)	(11,841)	(1,693)

Total	3,723	5,992	857

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Operating lease right-of-use asset	1,255	1,159	166
Withholding tax on PRC subsidiaries’ undistributed earnings	2,966	3,730	533
Tax on capital gains	779	1,005	144
Others	400	501	72

Total	5,400	6,395	915